Investment Securities - Summary of Equity Investment Securities Designated as at Fair Value Through Other Comprehensive Income (Detail) - Investments in equity instruments designated at fair value through other comprehensive income [member] - CAD ($)
$ in Millions
	Jul. 31, 2023	Apr. 30, 2023	Oct. 31, 2022
Disclosure of financial assets [line items]
Cost	$ 1,927	$ 2,321	$ 3,175
Gross unrealized gains	418	480	487
Gross unrealized losses	87	162	223
Fair value	2,258	2,639	3,439
Common shares [member]
Disclosure of financial assets [line items]
Cost	1,927	2,321	3,175
Gross unrealized gains	418	480	487
Gross unrealized losses	87	162	223
Fair value	$ 2,258	$ 2,639	$ 3,439